Investment Risks - GABELLI CAPITAL ASSET FUND	Apr. 30, 2025
Prospectus [Line Items]
Risk [Text Block]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek both growth of capital and some current income

●	you believe that the market will favor value over growth stocks over the long term

●	you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Fund.

The principal risks of investing in the Fund are:

Convertible Securities Risk [Member]
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●	Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

Credit Quality Risk [Member]
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●	Credit Quality Risk. Lower rated convertible securities are subject to greater credit risk, greater price volatility, and a greater risk of loss than investment grade securities.

Equity Market Risk [Member]
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●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic, global health, or political conditions. When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value.

Financial Services Risk [Member]
Prospectus [Line Items]
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●	Financial Services Risk. The Fund invests in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition, including price competition. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change; unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector.

Foreign Securities Risk [Member]
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●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Interest Rate Risk Maturity Risk And Credit Risk [Member]
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●	Interest Rate Risk, Maturity Risk, and Credit Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Fund may be subject to heightened interest rate risk as a result of changes in economic conditions, inflation and government monetary policy, such as changes in the federal funds rate. There is no way of predicting the frequency or quantum of potential interest rate changes. The negative impact on fixed income securities from any interest rate increases could be swift and significant. The magnitude of the increase or decline will often be greater for longer term debt securities than shorter term debt securities. It is also possible that the issuer of a debt security will not be able to make interest and principal payments when due.

Issuer Specific Risk [Member]
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●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The Fund could lose all of its investment in a company’s securities.

Large Capitalization Risk [Member]
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●	Large-Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk [Member]
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●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.

Market Risk [Member]
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Market Risk. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Inflation Risk [Member]
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●	Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

Merger Risk [Member]
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●	Merger Risk. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case the Fund would lose money. It is also possible that the Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case the Fund may not realize any premium on its investment and could lose money if the value of the securities declines during the Fund’s holding period.

Sector Risk [Member]
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●	Sector Risk. Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.

Small And Mid Capitalization Risk [Member]
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●	Small and Mid-Capitalization Risk. Risk is greater for the securities of small and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

Geopolitical Risk [Member]
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●	Geopolitical Risk. Occurrence of global events such as war, terrorist attacks, natural disasters, country instability, infectious disease epidemics, pandemics and other public health issues, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, and some foreign governments have instituted retaliatory tariffs on certain U.S. goods. These and any further actions that may be taken by the U.S. and foreign governments with respect to trade policy may impair the value of your investment in the Fund.

Infectious Illness Risk [Member]
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●	Infectious Illness Risk. A widespread outbreak of an infectious illness may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	When you sell Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.